INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS [Abstract]
Net loss	$ (5,876)	$ (5,911)
Other comprehensive loss, net:
Unrealized loss on derivative instruments	(39)	(88)
Unrealized loss on available-for-sale marketable securities, net	(1,771)	(4,010)
Reclassification adjustment of derivative instruments losses realized in net loss, net	(7)	(45)
Reclassification adjustment of available-for-sale marketable securities gains realized in net loss, net	119	455
Other comprehensive loss	(1,698)	(3,688)
Total comprehensive loss	$ (7,574)	$ (9,599)